Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table details certain key financial information for the Company’s reportable segments for the three years ended December 31:

	2014	2013	2012
Total revenues
Mortgage Revenue Bond Investments	$26,929,446	$26,826,785	$11,220,333
MF Properties	14,250,572	11,358,719	7,846,812
Public Housing Capital Fund Trust Certificates	3,038,819	3,261,611	1,624,534
Mortgage-Backed Securities	1,423,958	1,601,270	194,039
Consolidated VIEs	—	10,943,968	1,837,630
Consolidation/eliminations	—	(9,705,375)	(571,813)
Total revenues	$45,642,795	$44,286,978	$22,151,535

Interest expense
Mortgage Revenue Bond Investments	$7,147,092	$3,082,739	$3,254,195
MF Properties	2,319,928	2,152,010	1,439,370
Public Housing Capital Fund Trust Certificates	1,295,238	1,292,540	542,479
Mortgage-Backed Securities	403,653	463,555	38,964
Consolidated VIEs	—	1,034,584	1,116,551
Consolidation/eliminations	—	(1,034,584)	(1,116,551)
Total interest expense	$11,165,911	$6,990,844	$5,275,008

Depreciation expense
Mortgage Revenue Bond Investments	$—	$—	$—
MF Properties	4,801,533	3,804,499	2,485,365
Public Housing Capital Fund Trust Certificates	—	—	—
Mortgage-Backed Securities	—	—	—
Consolidated VIEs	—	458,101	618,928
Consolidation/eliminations	—	—	—
Total depreciation expense	$4,801,533	$4,262,600	$3,104,293

Income (loss) from continuing operations
Mortgage Revenue Bond Investments	$13,181,961	$13,806,271	$3,452,741
MF Properties	(938,151)	(1,837,076)	(1,065,819)
Public Housing Capital Fund Trust Certificates	1,714,968	1,940,459	1,067,749
Mortgage-Backed Securities	1,017,637	1,055,736	148,552
Consolidated VIEs	—	8,337,601	(1,330,888)
Consolidation/eliminations	—	(8,657,200)	559,724
Net income - America First Multifamily Investors, L. P.	$14,976,415	$14,645,791	$2,832,059

Net income (loss)
Mortgage Revenue Bond Investments	$13,181,961	$13,806,271	$3,452,741
MF Properties	(933,478)	1,343,405	617,263
Public Housing Capital Fund Trust Certificates	1,714,968	1,940,459	1,067,749
Mortgage-Backed Securities	1,017,637	1,055,736	148,552
Discontinued Operations - Bent Tree and Fairmont Oaks	52,773	(111,353)	(68,297)
Consolidated VIEs	—	8,337,601	(1,330,888)
Consolidation/eliminations	—	(8,657,200)	559,724
Net income - America First Multifamily Investors, L. P.	$15,033,861	$17,714,919	$4,446,844

The following table details total assets for the Company’s reportable segments for the two years ended December 31:

	2014	2013
Total assets
Mortgage Revenue Bond Investments	$698,637,412	$442,175,645
MF Properties	101,696,235	83,580,479
Public Housing Capital Fund Trust Certificates	61,577,848	62,449,028
Mortgage-Backed Securities	15,101,309	38,427,654
Assets held for sale	13,456,861	14,019,837
Consolidation/eliminations	(146,230,448)	(106,419,611)
Total assets	$744,239,217	$534,233,032